UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and address of issuer:

       BlackRock Series Fund, Inc.
       P.O. Box 9011
       Princeton, NJ 08543-9011

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.     Investment Company Act File Number:     811-03091

       Securities Act File Number:             002-69062

4(a).  Last day of fiscal year for which this Form is filed: December 31, 2007

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of
            securities sold during the fiscal
            year pursuant to section 24(f):                      $254,273,267

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                      $364,960,531

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:
                                                  $1,214,572,703

     (iv)   Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                             $1,579,533,234

     (v)    Net sales - if Item 5(i)is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                          $0


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     (vi)   Redemption credits available for
            use in future years - if Item
            5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:                                $1,325,259,967

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9)                                                 x 0.0000393

     (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):                               =$0
                                                                 ===============


6.     Prepaid Shares

       If the response to Item 5(i) was
       determined by deducting an amount of
       securities that were registered under
       the Securities Act of 1933 pursuant to
       rule 24e-2 as in effect before October
       11, 1997, then report the amount of
       securities (number of shares or other      0
       units) deducted here:

       If there is a number of shares or
       other units that were registered
       pursuant to rule 24e-2 remaining
       unsold at the end of the fiscal year
       for which this form is filed that are
       available for use by the issuer in
       future fiscal years, then state that       0
       number here:

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$0

9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:                N/A
               Method of Delivery:

                                        [ ] Wire Transfer

                                        [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                            By*:    /s/ Donald C. Burke
                                                    ----------------------------
                                            Name:   Donald C. Burke
                                            Title:  Chief Executive Officer

Date:  March 20, 2008

*Please print the name and title of the signing officer below the signature.